Related Party Transactions - Additional Information (Detail)	1 Months Ended						12 Months Ended
	Oct. 31, 2014 $ / shares shares	Jul. 31, 2014 USD ($) $ / shares shares	Jun. 30, 2014 USD ($)	Apr. 30, 2014 USD ($) $ / shares shares	Mar. 31, 2014 USD ($) $ / shares shares	Feb. 28, 2014 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Mar. 31, 2016 shares	Feb. 29, 2016 $ / shares	Mar. 31, 2015 $ / shares	Feb. 28, 2015 $ / shares
Related Party Transaction [Line Items]
Warrants Exercisable							13,219,597	5,447,940	66,789,624
Common Stock
Related Party Transaction [Line Items]
Conversion of stock, shares issued								23
IPO | Common Stock
Related Party Transaction [Line Items]
Conversion of stock, shares issued	1,723
Series D Convertible Preferred Stock
Related Party Transaction [Line Items]
Convertible debt, amount converted | $		$ 400,000
Sale Leaseback Obligations
Related Party Transaction [Line Items]
Letter of credit | $							$ 3,000,000
Sale Leaseback Obligations | Letter of Credit
Related Party Transaction [Line Items]
Line of credit, amount drawn | $							$ 0
Class A Warrant
Related Party Transaction [Line Items]
Warrants Exercisable							1,532,598	2,041,239	1,532,598
Exercise Price of Warrants or Rights | $ / shares							$ 0.03	$ 4.92		$ 5.60	$ 2.20	$ 4.92
Closing price of common stock | $ / shares							$ 64.75
Class A Warrant | IPO
Related Party Transaction [Line Items]
Exercise Price of Warrants or Rights | $ / shares	$ 7.00
Class B Warrant
Related Party Transaction [Line Items]
Warrants Exercisable							1,310,956	1,645,845	1,310,956
Exercise Price of Warrants or Rights | $ / shares							$ 0.03	$ 0.20		$ 5.60
Closing price of common stock | $ / shares							$ 64.75
Subordination Warrants | Common Stock
Related Party Transaction [Line Items]
Warrants Exercisable							3,015
Convertible Promissory Notes
Related Party Transaction [Line Items]
Maturity date of notes						Feb. 26, 2015
Notes qualified for equity financing | $						$ 5,000,000
Convertible Promissory Notes | IPO | Common Stock
Related Party Transaction [Line Items]
Conversion of stock, shares issued						20
Convertible Promissory Notes | Series D Convertible Preferred Stock
Related Party Transaction [Line Items]
Shares issued upon conversion of debt						8,270,027
Convertible Promissory Notes | Class A Warrant
Related Party Transaction [Line Items]
Warrants Exercisable						41,350
Exercise Price of Warrants or Rights | $ / shares						$ 4.92
Convertible Promissory Notes | Class A Warrant | Common Stock
Related Party Transaction [Line Items]
Exercise Price of Warrants or Rights | $ / shares						$ 0.03
Convertible Promissory Notes | Class B Warrant
Related Party Transaction [Line Items]
Warrants Exercisable						41,350
Exercise Price of Warrants or Rights | $ / shares						$ 0.20
Convertible Promissory Notes | Class B Warrant | Common Stock
Related Party Transaction [Line Items]
Exercise Price of Warrants or Rights | $ / shares						$ 0.03
Convertible Promissory Notes | Accrued Interest
Related Party Transaction [Line Items]
Convertible debt, amount converted | $						$ 6,751
Second Financial Advisory Agency Agreement
Related Party Transaction [Line Items]
Financial advisory fees | $			$ 15,000	$ 15,000
Fee paid upon the filling of S-1 with SEC | $							$ 50,000
Fee payment upon closure of initial public offering | $							$ 100,000
Second Financial Advisory Agency Agreement | IPO | Common Stock
Related Party Transaction [Line Items]
Conversion of stock, shares issued				18
Second Financial Advisory Agency Agreement | Series D Convertible Preferred Stock
Related Party Transaction [Line Items]
Number of preferred units issued as consideration				7,200,000
Second Financial Advisory Agency Agreement | Series D Convertible Preferred Stock | IPO
Related Party Transaction [Line Items]
Conversion of stock, shares converted				7,200,000
Second Financial Advisory Agency Agreement | Class A Warrant
Related Party Transaction [Line Items]
Warrants Exercisable				36,000
Exercise Price of Warrants or Rights | $ / shares				$ 4.92
Second Financial Advisory Agency Agreement | Class A Warrant | IPO
Related Party Transaction [Line Items]
Exercise Price of Warrants or Rights | $ / shares				$ 0.03
Exchange ratio of options exercised to common stock				2,100
Second Financial Advisory Agency Agreement | Class B Warrant
Related Party Transaction [Line Items]
Warrants Exercisable				36,000
Exercise Price of Warrants or Rights | $ / shares				$ 0.20
Second Financial Advisory Agency Agreement | Class B Warrant | IPO
Related Party Transaction [Line Items]
Exercise Price of Warrants or Rights | $ / shares				$ 0.03
Exchange ratio of options exercised to common stock				2,100
Notes Payable To Related Party
Related Party Transaction [Line Items]
Interest rate on notes		20.00%
Maturity date of notes		Jul. 18, 2015
Convertible notes payable, principal | $		$ 500,000
Note maturity date description							The Company may extend the due date of the note to July 18, 2016 by giving notice no later than April 18, 2015
Note extension fee amount | $		10,000
Prepaid interest | $		$ 25,000
Number of preferred units issued as consideration		4,000,000						4,000,000
Value of preferred units issued as consideration | $		$ 100,000						$ 100,000
Preferred units issued as consideration, series D preferred shares		4,000,000
Notes payable - related party, discount | $							$ 58,333
Notes Payable To Related Party | IPO | Common Stock
Related Party Transaction [Line Items]
Conversion of stock, shares issued							20,000
Notes Payable To Related Party | Series D Convertible Preferred Stock | IPO
Related Party Transaction [Line Items]
Conversion of stock, shares converted							4,000,000
Notes Payable To Related Party | Class A Warrant
Related Party Transaction [Line Items]
Warrants Exercisable		20,000
Preferred units issued as consideration, warrants								20,000
Exercise Price of Warrants or Rights | $ / shares							$ 0.03	$ 4.92
Exchange ratio of options exercised to common stock							2,100
Notes Payable To Related Party | Class A Warrant | Common Stock
Related Party Transaction [Line Items]
Closing price of common stock | $ / shares		$ 4.92
Notes Payable To Related Party | Class B Warrant
Related Party Transaction [Line Items]
Warrants Exercisable		20,000
Preferred units issued as consideration, warrants								20,000
Exercise Price of Warrants or Rights | $ / shares							$ 0.03	$ 0.20
Exchange ratio of options exercised to common stock							2,100
Notes Payable To Related Party | Class B Warrant | Common Stock
Related Party Transaction [Line Items]
Closing price of common stock | $ / shares		$ 0.20
Ryan Ashton, Chief Executive Officer | Convertible Promissory Notes
Related Party Transaction [Line Items]
Interest rate on notes						8.00%
Warrants Exercisable						25,000
Preferred units issued as consideration, warrants						200,000
Spring Forth Investments and the Bourne Spafford Charitable Trust | Convertible Promissory Notes
Related Party Transaction [Line Items]
Interest rate on notes					8.00%
Warrants Exercisable					12,500
Preferred units issued as consideration, warrants					100,000
Maturity date of notes					Mar. 10, 2015
Notes qualified for equity financing | $					$ 5,000,000
Spring Forth Investments and the Bourne Spafford Charitable Trust | Convertible Promissory Notes | IPO | Common Stock
Related Party Transaction [Line Items]
Conversion of stock, shares issued					10
Spring Forth Investments and the Bourne Spafford Charitable Trust | Convertible Promissory Notes | Series D Convertible Preferred Stock
Related Party Transaction [Line Items]
Shares issued upon conversion of debt					4,124,493
Spring Forth Investments and the Bourne Spafford Charitable Trust | Convertible Promissory Notes | Class A Warrant
Related Party Transaction [Line Items]
Warrants Exercisable					20,622
Exercise Price of Warrants or Rights | $ / shares					$ 4.92
Spring Forth Investments and the Bourne Spafford Charitable Trust | Convertible Promissory Notes | Class A Warrant | IPO
Related Party Transaction [Line Items]
Exercise Price of Warrants or Rights | $ / shares					$ 0.03
Spring Forth Investments and the Bourne Spafford Charitable Trust | Convertible Promissory Notes | Class B Warrant
Related Party Transaction [Line Items]
Warrants Exercisable					20,622
Exercise Price of Warrants or Rights | $ / shares					$ 0.20
Spring Forth Investments and the Bourne Spafford Charitable Trust | Convertible Promissory Notes | Class B Warrant | IPO
Related Party Transaction [Line Items]
Exercise Price of Warrants or Rights | $ / shares					$ 0.03
Spring Forth Investments and the Bourne Spafford Charitable Trust | Convertible Promissory Notes | Accrued Interest
Related Party Transaction [Line Items]
Convertible debt, amount converted | $					$ 3,112